SHAREHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 17 — SHAREHOLDERS’ EQUITY

Initial Public Offering

On July 3, 2024, the Company closed its IPO (the “Offering”) of 1,250,000 Class A ordinary shares at a public offering price of $4.00 per Class A ordinary share for the total gross proceeds of $5.0 million before deducting underwriting discounts and other related expenses of $1,176,197. The Offering was conducted on a firm commitment basis. In addition, the Company has granted the underwriters of the Offering an option, exercisable within 45 days from the date of the underwriting agreement, to purchase up to an additional 187,500 Class A ordinary shares at the public offering price, less underwriting discounts and commissions. The option was expired and no share was exercised by the underwriters. The Company’s Class A ordinary shares began trading on Nasdaq Capital Market under the ticker symbol “EHGO” on July 2, 2024.

Ordinary shares

Eshallgo was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on June 16, 2021. The Company is authorized to issue 90,000,000 shares of Class A ordinary share, par value $0.0001 per share, and 10,000,000 shares of Class B ordinary share, par value $0.0001 per share. Holders of Class A Ordinary Shares and Class B Ordinary Shares vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company and have the same rights except each Class A Ordinary Share is entitled to one (1) vote and each Class B Ordinary Share is entitled to ten (10) votes. Also, each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time at the option of the holder thereof but Class A Ordinary Shares are not convertible into Class B Ordinary Shares.

As of March 31, 2022, there were 14,144,000 shares of Class A ordinary share issued and outstanding, and 5,856,000 shares of Class B ordinary share issued and outstanding. This reflects the retrospective presentation of the share issuance on July 28, 2021, August 14, 2021 and December 2, 2021, due to the recapitalization among entities under common control.

On September 5, 2022, the Company entered into a subscription agreement with certain investors, including two related parties (the “Investors”) whereby the Company agreed to sell, and the Investors agreed to purchase 285,000 Class A ordinary shares (the “Shares”) at a purchase price of $2.0 per share. The total proceeds of $552,892 were fully received and the Shares were issued to the Investor on October 12, 2022.

In August 2023, the Company entered into private placement subscription agreements with certain investors, whereby the Company agreed to sell, and the Investors agreed to purchase a total of 200,000 Class A ordinary shares at a purchase price of $2.3 per share. The total proceeds of $458,341 were fully received and the Shares were issued to the Investors on August 30, 2023.

On January 8, 2026, the Company’s shareholders approved an increase of the Company’s authorized share capital from US$10,000 divided into 100,000,000 ordinary shares of a par value of US$0.0001 each comprising (i) 90,000,000 Class A ordinary shares of a par value of $0.0001 each and (ii) 10,000,000 Class B ordinary shares of a par value of $0.0001 each, to US$50,000 divided into 500,000,000 ordinary shares of a par value of US$0.0001 each comprising (i) 450,000,000 Class A ordinary shares of a par value of $0.0001 each and (ii) 50,000,000 Class B ordinary shares of a par value of $0.0001 each, by the creation of additional 360,000,000 Class A Ordinary Shares and 40,000,000 Class B Ordinary Shares, with immediate effect.

On April 10, 2026, the board of directors of the Company approved a share consolidation of all of the Company’s issued and unissued Class A ordinary shares and Class B ordinary shares at a ratio of sixteen (16)-for-one (1) (the “Share Consolidation”). Every sixteen (16) outstanding Class A ordinary shares are combined into and automatically become one post-Share Consolidation Class A ordinary share. Every sixteen (16) outstanding Class B ordinary shares are combined into and automatically become one post-Share Consolidation Class B ordinary share. No fractional shares will be issued in connection with the Share Consolidation. Instead, the Company will issue one full post-Share Consolidation Class A ordinary share or Class B ordinary share, as applicable, to any shareholder who would have been entitled to receive a fractional share as a result of the process. As a result of the Share Consolidation, the par value of the Class A ordinary shares and Class B ordinary shares will be increased to $0.0016 per share and the number of authorized ordinary shares will be reduced to 31,250,000 ordinary shares of a par value of US$0.0016 each comprising (i) 28,125,000 Class A ordinary shares of a par value of US$0.0016 each and (ii) 3,125,000 Class B ordinary shares of a par value of US$0.0016 each.

On May 6, 2026, the Company’s shareholders approved an increase of the Company’s authorized share capital from US$50,000 divided into 31,250,000 ordinary shares of a par value of US$0.0016 each, comprising (i) 28,125,000 Class A ordinary shares of a par value of US$0.0016 each and (ii) 3,125,000 Class B ordinary shares of a par value of US$0.0016 each, to US$200,000,000 divided into 125,000,000,000 ordinary shares of a par value of US$0.0016 each comprising (i) 112,500,000,000 Class A ordinary shares of a par value of US$0.0016 each and (ii) 12,500,000,000 Class B ordinary shares of a par value of US$0.0016 each, by the creation of additional 112,471,875,000 Class A Ordinary Shares and 12,496,875,000 Class B Ordinary Shares, with immediate effect.

The Company believes it is appropriate to reflect above changes in authorized share capital and Share Consolidation on a retroactive basis. The Company has retroactively restated all shares and per share data for all periods presented, except as otherwise noted.

Statutory reserve and restricted net assets

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

Relevant PRC laws and regulations restrict the Company’s PRC subsidiary and VIEs from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company without the consent of a third party.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the unaudited condensed consolidated financial statements prepared in accordance with U.S GAAP may differ from those in the statutory financial statements of the WFOE and VIEs. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In light of the foregoing restrictions, Eshallgo WFOE and the VIEs are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict Eshallgo WFOE and the VIEs from transferring funds to the Company in the form of dividends, loans and advances. As of September 30, 2025 and March 31, 2025, restricted net assets of Eshallgo WFOE and the VIEs amounted to $6,775,264 and $5,674,808, respectively.

NOTE 17 — SHAREHOLDERS’ EQUITY

Initial Public Offering

On July 3, 2024, the Company closed its IPO (the “Offering”) of 1,250,000 Class A ordinary shares at a public offering price of $4.00 per Class A ordinary share for the total gross proceeds of $5.0 million before deducting underwriting discounts and other related expenses of $1,176,197. The Offering was conducted on a firm commitment basis. In addition, the Company has granted the underwriters of the Offering an option, exercisable within 45 days from the date of the underwriting agreement, to purchase up to an additional 187,500 Class A ordinary shares at the public offering price, less underwriting discounts and commissions. The option was expired and no share was exercised by the underwriters. The Company’s Class A ordinary shares began trading on Nasdaq Capital Market under the ticker symbol “EHGO” on July 2, 2024.

Ordinary shares

Eshallgo was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on June 16, 2021. The Company is authorized to issue 90,000,000 shares of Class A ordinary share, par value $0.0001 per share, and 10,000,000 shares of Class B ordinary share, par value $0.0001 per share. Holders of Class A Ordinary Shares and Class B Ordinary Shares vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company and have the same rights except each Class A Ordinary Share is entitled to one (1) vote and each Class B Ordinary Share is entitled to ten (10) votes. Also, each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time at the option of the holder thereof but Class A Ordinary Shares are not convertible into Class B Ordinary Shares.

As of March 31, 2022, there were 14,144,000 shares of Class A ordinary share issued and outstanding, and 5,856,000 shares of Class B ordinary share issued and outstanding. This reflects the retrospective presentation of the share issuance on July 28, 2021, August 14, 2021 and December 2, 2021, due to the recapitalization among entities under common control.

On September 5, 2022, the Company entered into a subscription agreement with certain investors, including two related parties (the “Investors”) whereby the Company agreed to sell, and the Investors agreed to purchase 285,000 Class A ordinary shares (the “Shares”) at a purchase price of $2.0 per share. The total proceeds of $552,892 were fully received and the Shares were issued to the Investor on October 12, 2022.

In August 2023, the Company entered into private placement subscription agreements with certain investors, whereby the Company agreed to sell, and the Investors agreed to purchase a total of 200,000 Class A ordinary shares at a purchase price of $2.3 per share. The total proceeds of $458,341 were fully received and the Shares were issued to the Investors on August 30, 2023.

On January 8, 2026, the Company’s shareholders approved an increase of the Company’s authorized share capital from US$10,000 divided into 100,000,000 ordinary shares of a par value of US$0.0001 each comprising (i) 90,000,000 Class A ordinary shares of a par value of $0.0001 each and (ii) 10,000,000 Class B ordinary shares of a par value of $0.0001 each, to US$50,000 divided into 500,000,000 ordinary shares of a par value of US$0.0001 each comprising (i) 450,000,000 Class A ordinary shares of a par value of $0.0001 each and (ii) 50,000,000 Class B ordinary shares of a par value of $0.0001 each, by the creation of additional 360,000,000 Class A Ordinary Shares and 40,000,000 Class B Ordinary Shares, with immediate effect.

On April 10, 2026, the board of directors of the Company approved a share consolidation  of all of the Company’s issued and unissued Class A ordinary shares and Class B ordinary shares at a ratio of sixteen (16)-for-one (1) (the “Share Consolidation”). Every sixteen (16) outstanding Class A ordinary shares are combined into and automatically become one post-Share Consolidation Class A ordinary share. Every sixteen (16) outstanding Class B ordinary shares are combined into and automatically become one post-Share Consolidation Class B ordinary share. No fractional shares will be issued in connection with the Share Consolidation. Instead, the Company will issue one full post-Share Consolidation Class A ordinary share or Class B ordinary share, as applicable, to any shareholder who would have been entitled to receive a fractional share as a result of the process. As a result of the Share Consolidation, the par value of the Class A ordinary shares and Class B ordinary shares will be increased to $0.0016 per share and the number of authorized ordinary shares will be reduced to 31,250,000 ordinary shares of a par value of US$0.0016 each comprising (i) 28,125,000 Class A ordinary shares of a par value of US$0.0016 each and (ii) 3,125,000 Class B ordinary shares of a par value of US$0.0016 each.

On May 6, 2026, the Company’s shareholders approved an increase of the Company’s authorized share capital from US$50,000 divided into 31,250,000 ordinary shares of a par value of US$0.0016 each, comprising (i) 28,125,000 Class A ordinary shares of a par value of US$0.0016 each and (ii) 3,125,000 Class B ordinary shares of a par value of US$0.0016 each, to US$200,000,000 divided into 125,000,000,000 ordinary shares of a par value of US$0.0016 each comprising (i) 112,500,000,000 Class A ordinary shares of a par value of US$0.0016 each and (ii) 12,500,000,000 Class B ordinary shares of a par value of US$0.0016 each, by the creation of additional 112,471,875,000 Class A Ordinary Shares and 12,496,875,000 Class B Ordinary Shares, with immediate effect.

The Company believes it is appropriate to reflect above changes in authorized share capital and Share Consolidation on a retroactive basis. The Company has retroactively restated all shares and per share data for all periods presented, except as otherwise noted.

Statutory reserve and restricted net assets

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

Relevant PRC laws and regulations restrict the Company’s PRC subsidiary and VIEs from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company without the consent of a third party.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S GAAP may differ from those in the statutory financial statements of the WFOE and VIEs. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In light of the foregoing restrictions, Eshallgo WFOE and the VIEs are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict Eshallgo WFOE and the VIEs from transferring funds to the Company in the form of dividends, loans and advances. As of March 31, 2025 and 2024, restricted net assets of Eshallgo WFOE and the VIEs amounted to $5,674,808 and $3,823,552, respectively.